Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies [Abstract]
Commitments and contingencies
Commitments and contingencies
The Company has entered into contractual obligations for services and materials required for its clinical trial program, drug manufacturing and other operational activities.
The Company entered into an agreement, effective June 1, 2014, to sublease 5,540 square feet of office and storage space at its head office location in Victoria, British Columbia for a term of five years. On December 6, 2018 the Company signed a commitment letter and entered into a new sublease on January 28, 2019 to rent 9,406 square feet of office and storage space at the existing location effective June 1, 2019. The new sublease is for a term of three years, however, the Company has the ability to cancel upon 12 months' notice. The estimated base rent plus operating costs on a monthly basis for the period from January 1, 2020 to May 31, 2020 is approximately US$21,000 per month increasing to approximately US$22,000 per month for the period of June 1, 2020 to December 31, 2020. On December 6, 2019, the head lessee provided notice to the landlord the intent to terminate the lease effective December 31, 2020. As a result the Company's sublease with the head lessee will also terminate effective December 31, 2020.
The Company entered into an agreement on November 14, 2014 to lease 1,247 square feet of office space for a term of two years commencing on January 1, 2015 for the Edmonton, Alberta registered office where the Company’s finance group is located. The lease was subsequently renewed until December 31, 2019 at a cost of approximately US$1,400 per month on the same terms as the original lease. On October 1, 2019 the Company entered into an agreement with the same landlord to lease larger premises at #201, 17873 - 106A Avenue, Edmonton, Alberta, consisting of 2,248 square feet of office space, for a term commencing October 1, 2019 to September 30, 2020 at a cost of approximately US$2,200 per month, surrendering the remaining term of the renewal lease previously entered into.
Future minimum short term, or low value lease payments for its premises and the minimum amount to exit the Company’s contractual commitments are as follows:

	Short term and low value leases $	Purchase obligations $
2020	283	8,196
2021	—	60
2022	—	—
	283	8,256

Contingencies

i)
The Company may, from time to time, be subject to claims and legal proceedings brought against it in the normal course of business. Such matters are subject to many uncertainties. Management believes the ultimate resolution of such contingencies will not have a material adverse effect on the consolidated financial position of the Company.

ii)
The Company entered into indemnification agreements with its officers and directors. The maximum potential amount of future payments required under these indemnification agreements is unlimited. However, the Company does maintain liability insurance to limit the exposure of the Company.

iii)
The Company has an obligation with a third party pursuant to a technology transfer agreement whereby the Company will be required to pay a $500,000 milestone payment upon approval by the FDA of a new drug application for voclosporin ophthalmic Solution (VOS). VOS is being used in the dry eye syndrome indication. Upon commercialization a 2% royalty on net sales of VOS will also be payable. Alternatively if the Company licenses VOS, 10% of any licensing fees will be owed to the third party. The Company also has the right at any time and at its sole discretion to make a single payment of $5.0 million to the third party which will extinguish all obligations to the third party. Currently the future payments made pursuant to this agreement are indeterminable. Such matters are subject to many uncertainties and therefore no amounts have been accrued related to the agreement.

iv)
The Company has entered into license and research and development agreements with third parties that include indemnification and obligation provisions that are customary in the industry. These guarantees generally require the Company to compensate the other party for certain damages and costs incurred as a result of third party claims or damages arising from these transactions. These provisions may survive termination of the underlying agreement. The nature of the obligations prevents the Company from making a reasonable estimate of the maximum potential amount it could be required to pay. Historically, the Company has not made any payments under such agreements and no amount has been accrued in the accompanying consolidated financial statements.